Capital Stock - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	$ 8.6	$ 13.5	$ 17.0	$ 21.4	$ 62.5		$ 73.4		$ 70.2
Corporate allocation of share-based compensation	6.7	3.9	10.9	7.6
Share-based payment arrangement, total	15.3	17.4	27.9	29.0	54.8	[1]	69.2	[1]	70.2	[1]
Impact of accelerated vesting on equity awards	4.6	0.0	4.6	0.5	$ 7.7	[2]	$ 4.2	[2]	$ 0.0	[2]
Total share-based compensation expense	19.9	17.4	32.5	29.5
Stock options
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	0.2	0.5	0.4	0.9
Restricted share units and other share-based compensation
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	8.2	12.9	16.3	20.3
Share appreciation rights
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	$ 0.2	$ 0.1	$ 0.3	$ 0.2

[1]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:
[2]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.